LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases
Operating lease expense	$ 1,769,250	$ 1,615,537	$ 477,268
Weighted average remaining lease terms	13 years 3 months 21 days
Weighted average remaining discount rate percentage	5.79%